Long-Term Investments - Summary of Available-For-Sale Debt Investments (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Debt Securities, Available-for-sale [Abstract]
Cost	¥ 60,000	¥ 60,000
Gross unrealized gains	11,357	10,328
Gross unrealized losses	0	0
Fair value	¥ 71,357	¥ 70,328